Debt (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Debt Securities [Abstract]
Schedule of long term debt agreements
As at December 31:	2018	2017
Due to a bank, US$nil and US$19,430 at December 31, 2018 and 2017, respectively	$—	$24,374
Due to a bank, €nil and €13,605 at December 31, 2018 and 2017, respectively	—	19,359
	$—	$43,733
Current portion	$—	$43,733
Long-term portion	—	—
	$—	$43,733